Other income and other losses	12 Months Ended
Dec. 31, 2022
ZHEJIANG TIANLAN
Other income and other losses
16.	Other income and other losses

Other income

	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Compensation income	-	-	22,548
Gain on disposal of property, plant and equipment	-	39	-
Investment income	824	531	266
Amounts waived by payees	980	3,061	4,535
Reversal of allowance for doubtful accounts	983	183	6,463
Subsidy income from PRC government	9,002	7,780	5,834

	11,789	11,594	39,646

Other losses

	Year ended December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000

Impairment loss on short term investments	195	-	-
Impairment loss on contract assets	3,560	1,238	1,399
Impairment loss on long-term investments	-	-	1,340
Impairment loss on property, plant and equipment	-	-	2,742

	3,755	1,238	5,481